Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expense And Other Assets Current [Abstract]
Clinical trial expenses	$ 725
Insurance premiums	589	$ 140
Security deposit	51	51
Income tax and VAT receivable	31	579
Other	363	128
Total prepaid expenses and other current assets	$ 1,759	$ 898